Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

		Shares	Value
Investment companies: 98.58%
Affiliated master portfolios: 70.24%
Allspring Core Bond Portfolio			$94,209,833
Allspring Disciplined International Developed Markets Portfolio			157,603,731
Allspring Diversified Large Cap Growth Portfolio			123,739,199
Allspring Emerging Growth Portfolio			16,950,295
Allspring Large Cap Value Portfolio			53,358,231
Allspring Large Company Value Portfolio			178,360,674
Allspring Managed Fixed Income Portfolio			336,336,333
Allspring Real Return Portfolio			52,471,687
Allspring Small Company Growth Portfolio			17,231,138
Allspring Small Company Value Portfolio			42,165,551
			1,072,426,672
Exchange-traded funds: 9.29%
iShares Core MSCI EAFE ETF		803,495	60,085,356
iShares Core U.S. Aggregate Bond ETF		412,765	40,909,139
iShares Russell 1000 Growth ETF		114,094	40,867,330
			141,861,825
Stock funds: 19.05%
Allspring Disciplined U.S. Core Fund Class R6♠		8,811,253	207,416,889
Allspring Emerging Markets Equity Fund Class R6♠		1,583,176	41,463,374
Allspring Emerging Markets Equity Income Fund Class R6♠		3,459,648	42,034,730
			290,914,993
Total investment companies (Cost $1,305,896,992)			1,505,203,490
Total investments in securities (Cost $1,305,896,992)	98.58%		1,505,203,490
Other assets and liabilities, net	1.42		21,620,375
Total net assets	100.00%		$1,526,823,865

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$199,886,672	$0	$(13,197,121)	$3,017,889	$17,709,449	$207,416,889
Allspring Emerging Markets Equity Fund Class R6	41,277,140	162,859	(1,483,243)	231,601	1,275,017	41,463,374
Allspring Emerging Markets Equity Income Fund Class R6	41,408,345	417,466	(2,025,036)	311,344	1,922,611	42,034,730
				$3,560,834	$20,907,077	$290,914,993
See accompanying notes to portfolio of investments
Allspring Asset Allocation Fund | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	8,811,253	$0
Allspring Emerging Markets Equity Fund Class R6	1,583,176	0
Allspring Emerging Markets Equity Income Fund Class R6	3,459,648	353,384
		$353,384
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	1.81%	1.77%	$(373,133)	$5,497,983	$1,092,522	$0	$40,056	$94,209,833
Allspring Disciplined International Developed Markets Portfolio	51.18	54.55	519,796	9,921,241	2,240	1,259,725	41,992	157,603,731
Allspring Diversified Large Cap Growth Portfolio	99.99	99.99	6,854,911	6,319,229	956	218,678	16,717	123,739,199
Allspring Emerging Growth Portfolio	5.81	5.82	918,552	848,512	0	2,132	2,391	16,950,295
Allspring Large Cap Value Portfolio	21.19	22.97	1,010,416	4,247,485	60	227,010	7,734	53,358,231
Allspring Large Company Value Portfolio	99.99	99.99	7,085,456	7,191,524	3,499	815,866	60,337	178,360,674
Allspring Managed Fixed Income Portfolio	99.99	99.99	(1,274,972)	20,267,395	3,476,828	0	69,323	336,336,333
Allspring Real Return Portfolio	21.18	21.68	397,808	3,697,063	266,053	66,697	171,459	52,471,687
Allspring Small Company Growth Portfolio	3.09	2.99	583,048	1,248,019	30	18,196	5,168	17,231,138
Allspring Small Company Value Portfolio	5.53	5.45	428,163	4,998,006	64	188,986	5,189	42,165,551
			$16,150,045	$64,236,457	$4,842,252	$2,797,290	$420,366	$1,072,426,672
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	174	9-12-2024	$32,019,942	$32,487,434	$467,492	$0
Australian Dollar Futures	574	9-16-2024	38,717,198	37,614,220	0	(1,102,978)
Euro Futures	334	9-16-2024	44,979,710	45,298,750	319,040	0
E-Mini NASDAQ 100 Index	126	9-20-2024	50,058,356	49,153,230	0	(905,126)
E-Mini Russell 1000 Growth Index	186	9-20-2024	34,500,506	33,806,430	0	(694,076)
E-Mini S&P 500 Index	137	9-20-2024	37,695,692	38,072,300	376,608	0
Euro STOXX 600 Index	552	9-20-2024	15,604,139	15,520,503	0	(83,636)
Long Gilt Futures	435	9-26-2024	54,166,438	55,485,250	1,318,812	0
2-Year U.S. Treasury Notes	1,766	9-30-2024	361,243,127	362,678,454	1,435,327	0
Short
Swiss Franc Futures	(319)	9-16-2024	(44,912,077)	(45,587,094)	0	(675,017)
Canadian Dollar Futures	(607)	9-17-2024	(44,456,959)	(44,062,130)	394,829	0
10-Year U.S. Treasury Notes	(766)	9-19-2024	(84,539,222)	(85,648,375)	0	(1,109,153)
See accompanying notes to portfolio of investments
2 | Allspring Asset Allocation Fund

Portfolio of investments—July 31, 2024 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
E-Mini Russell 1000 Value Index	(369)	9-20-2024	$(31,667,916)	$(33,475,680)	$0	$(1,807,764)
MSCI Emerging Markets Index	(882)	9-20-2024	(47,678,702)	(48,355,650)	0	(676,948)
					$4,312,108	$(7,054,698)
See accompanying notes to portfolio of investments
Allspring Asset Allocation Fund | 3

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Asset Allocation Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$432,776,818	$0	$0	$432,776,818
Investments measured at net asset value*				1,072,426,672
	432,776,818	0	0	1,505,203,490
Futures contracts	4,312,108	0	0	4,312,108
Total assets	$437,088,926	$0	$0	$1,509,515,598
Liabilities
Futures contracts	$7,054,698	$0	$0	$7,054,698
Total liabilities	$7,054,698	$0	$0	$7,054,698

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $1,072,426,672 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of July 31, 2024, $19,641,102 was segregated as cash collateral for these open futures contracts.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
Allspring Asset Allocation Fund | 5